Acquisition (Details) - Schedule of summarizes the fair value of the identifiable assets acquired and liabilities - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule Of Summarizes The Fair Value Of The Identifiable Assets Acquired And Liabilities Abstract
Cash acquired	¥ 41	$ 6
Other receivables	196	31
Total current assets	237	37
Property and equipment, net	420	66
Intangible assets, net	9,170	1,439
Goodwill	12,758	2,002
Total assets	22,585	3,544
Current liabilities	1,472	231
Deferred tax liability	2,293	360
Total liabilities	3,765	591
Previous held 20% Equity Value	3,440	540
40% Equity Value with noncontrolling interest	6,880	1,080
Total consideration of 40% Equity Value	¥ 8,500	$ 1,333